Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below.

1.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties in which Mr. Zohar Zisapel holds an interest (see also Note 9). The aggregate net amounts of lease and related maintenance expenses were $830, $863 and $912 in 2021, 2020 and 2019, respectively. Following the adoption of ASC 842 commencing January 1, 2019, the Company also recorded operating lease right-of use assets and operating lease liabilities related to such lease and maintenance expenses which are presented in Note 13e below.

2.	Mr. Zisapel also holds an interest in and serves as director for various entities known as the RAD-BYNET Group. Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. The aggregate amounts of administrative and IT services provided were $33, $30 and $49 in 2021, 2020 and 2019, respectively. Such amounts expensed by the Company are disclosed in Note 13f below as part of “Expenses” and “Capital expenses”.

3.	From time to time, the Company purchases certain products and services from members of the RAD-BYNET Group. No such purchases were made in 2019, however, in 2021 and 2020, the aggregate amounts of such purchases were approximately $446 and $52, respectively. Such amounts expensed by the Company are disclosed in Note 13f below as part of “Expenses”.

b.	The executive chairman of the Board, Ms. Rachel (Heli) Bennun (the “Executive Chairman”) is, among other things, Mr. Zisapel’s significant other. The Executive Chairman is entitled to a fixed monthly salary. During the years ended December 31, 2021, 2020 and 2019 the Company recorded salary expenses with respect to the Executive Chairman in the amount of $119, $112 and $108, respectively. Such amounts expensed by the Company are disclosed in Note 13f below as part of “Expenses”.

c.	The Company’s former Chief Financial Officer is a member of the board of directors and chairman of the audit committee of Matrix IT Ltd. (“Matrix”). Accordingly, as of October 2019, Matrix is considered a related party. The Company has entered into certain limited term engagements with Matrix or its affiliated companies in connection with specific development projects and/or use of software platform. The aggregate services provided by Matrix or its affiliates, as a related party, amounted to $121, $67 and $288 during the years ended December 31, 2021, 2020 and 2019, respectively. Such amount expensed by the Company is disclosed in Note 13f below as part of “Expenses”.

d.	Balances with related parties:

	December 31,
	2021	2020
Assets:

Other accounts receivable and prepaid	$165	$-
Operating lease right-of-use assets	$1,303	$1,997

Liabilities:

Trade payables	$194	$76
Other liabilities and accrued expenses	$88	$49
Operating lease liabilities - current	$778	$671
Operating lease liabilities – non-current	$615	$1,352

e.	Transactions with related parties:

	Year ended December 31,
	2021	2020	2019

Expenses (1):

Cost of revenues	$189	$215	$320

Operating expenses:

Research and development, net	$1,083	$653	$829
Sales and marketing	$194	$191	$172
General and administrative	$212	$206	$211

Capital expenses	$29	$-	$12

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.